Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss	$ (91,205)	$ (74,774)	$ (27,260)
Deemed dividend on the conversion of Series G redeemable convertible preferred stock	12,810	0	0
Net loss attributable to common stockholders	$ (104,015)	$ (74,774)	$ (27,260)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)	11,405,356	5,609,187	4,121,852
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (9.12)	$ (13.33)	$ (6.61)